Portfolio of Investments May 31, 2025
NRK
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 169.6% (98.4% of Total Investments)
X 1,556,663,447 MUNICIPAL BONDS - 169.6%  (98.4% of Total Investments) X –
CONSUMER STAPLES - 8.1% (4.7% of Total Investments)
$ 27,580,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5 .000% 06/01/38 $ 25,728,359
9,555,000 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005A
5 .000 06/01/45 8,350,087
10,000,000 (a) Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005C
0 .000 06/01/50 1,209,940
4,680,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Turbo Term Series 2016A.
Including 2016A-1, 2016A-2A and 2016A-2B
5 .000 06/01/45 4,089,985
39,715,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 34,705,997
TOTAL CONSUMER STAPLES 74,084,368
EDUCATION AND CIVIC ORGANIZATIONS - 25.9% (15.0% of Total Investments)
6,620,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project,
Refunding Series 2016A
5 .000 07/15/42 6,564,951
9,995,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project,
Series 2009
0 .000 07/15/45 3,460,718
29,145,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project,
Series 2009
0 .000 07/15/47 8,892,096
970,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4 .500 06/15/43 890,759
850,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4 .750 06/15/53 764,943
500,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Classical Charter Schools Series 2023A
4 .750 06/15/58 444,312
725,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series 2022A
5 .000 06/15/52 604,227
5,000,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/57 4,936,023
5,325,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/62 5,211,197
1,100,000 (b) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5 .250 11/01/29 660,000
5,705,000 (b) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5 .250 11/01/34 3,423,000
1,500,000 (b) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5 .000 11/01/39 900,000
880,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Success Academy Charter Schools Project, Series 2024
4 .000 09/01/43 789,699
1,050,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Success Academy Charter Schools Project, Series 2024
4 .000 09/01/44 935,424
2,440,000 (a) Build NYC Resource Corporation Revenue Bonds, New York, East
Harlem Scholars Academy Charter School Project, Series 2022
(Social Bonds)
5 .750 06/01/62 2,331,163
7,510,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 6,486,019
500,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/41 430,913
2,085,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/51 1,663,001
750,000 (a) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/56 583,303
3,655,000 Dobbs Ferry Local Development Corporation, New York,
Revenue Bonds, Mercy College Project, Series 2014
5 .000 07/01/44 3,539,533

Portfolio of Investments May 31, 2025
(continued)
NRK

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 4,750,000 (a) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250% 07/01/53 $ 4,626,768
5,055,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/42 5,036,004
8,655,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Yeshiva University, Series 2022A
5 .000 07/15/50 8,342,919
4,265,000 Dormitory Authority of the State of New York, Housing Revenue
Bonds, Fashion Institute of Technology, Series 2007 - FGIC
Insured
5 .250 07/01/34 4,312,745
9,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Fordham University, Series 2020
4 .000 07/01/46 7,846,423
4,825,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/40 4,821,656
8,145,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/45 7,734,232
2,500,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2015A
5 .000 07/01/45 2,503,644
1,395,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2015A
5 .000 07/01/50 1,397,034
5,820,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2016A
5 .000 07/01/41 5,794,668
4,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
New School University, Series 2022A
4 .000 07/01/47 3,383,727
4,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2001-1 - AMBAC Insured
5 .500 07/01/40 4,512,432
11,175,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2015A
5 .000 07/01/45 11,181,961
2,605,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2016A
4 .000 07/01/43 2,352,296
2,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
New York University, Series 2019A
5 .000 07/01/37 2,090,235
4,125,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Green Series 2019B
5 .000 07/01/50 4,165,408
1,375,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Series 2020A
5 .000 07/01/53 1,395,794
13,165,000 Dormitory Authority of the State of New York, Revenue Bonds,
Rockefeller University, Series 2022A
4 .000 07/01/42 12,186,131
8,925,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5 .500 12/01/36 8,017,817
11,470,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Marist College Project, Series 2022
4 .000 07/01/49 9,684,780
7,695,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 6,610,490
1,500,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Current Interest Series 2016A
5 .000 01/01/56 1,177,529
1,785,000 Hempstead Town Local Development Corporation, New York,
Revenue Bonds, Adelphi University Project, Series 2013
5 .000 09/01/38 1,784,981
1,785,000 Hempstead Town Local Development Corporation, New York,
Revenue Bonds, Adelphi University Project, Series 2013
5 .000 09/01/43 1,732,792
5,750,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds,  University of Rochester Project, Series 2023A
5 .000 07/01/53 5,837,062
635,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, St. John Fisher University Project, Series 2024
5 .250 06/01/49 653,561
8,315,000 MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A
5 .000 11/15/51 8,186,290
1,220,000 New Rochelle Corporation, New York, Local Development
Revenue Bonds, Iona College Project, Series 2015A
5 .000 07/01/40 1,220,001

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 7,645,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium
Project, Series 2020A - AGM Insured
4 .000% 03/01/45 $ 6,882,238
15,950,000 New York City Industrial Development Agency, New York, PILOT
Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium
Project, Series 2020A
4 .000 03/01/45 14,009,346
10,000,000 Onondaga County Trust For Cultural Resources, New York,
Revenue Bonds, Syracuse University Project, Series 2019
5 .000 12/01/43 10,170,143
15,805,000 Onondaga County Trust For Cultural Resources, New York,
Revenue Bonds, Syracuse University Project, Series 2019
4 .000 12/01/47 13,898,625
350,000 Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-Charter
School of Educational Excellence Project, Series 2019A
5 .000 10/15/39 344,734
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 237,405,747
FINANCIALS - 1.9% (1.1% of Total Investments)
1,615,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 1,802,982
13,835,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007
5 .500 10/01/37 15,634,582
TOTAL FINANCIALS 17,437,564
HEALTH CARE - 26.9% (15.6% of Total Investments)
23,690,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .000 05/01/45 21,158,799
29,975,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
4 .250 05/01/52 26,352,036
3,000,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A
5 .000 05/01/52 3,002,929
5,000,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
4 .000 05/01/54 4,164,901
22,645,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
5 .250 05/01/54 22,962,576
25,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1A
4 .000 07/01/51 21,518,777
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5 .500 11/01/47 1,029,081
6,750,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A
5 .000 08/01/34 6,828,673
3,250,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5 .000 09/01/33 3,383,330
2,450,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
4 .000 09/01/45 2,083,143
14,365,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4 .000 07/01/50 12,140,083
21,830,000 Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A
4 .000 07/01/53 18,235,590
1,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/30 996,671
1,200,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/34 1,163,596
3,500,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/40 3,141,477
7,900,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2015
5 .000 12/01/45 6,812,746
1,300,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/25 1,300,732
1,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/27 1,003,769
1,900,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/29 1,903,422
2,600,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/30 2,601,945
3,500,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000 12/01/34 3,421,732

Portfolio of Investments May 31, 2025
(continued)
NRK

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 590,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series 2017
5 .000% 12/01/36 $ 564,012
620,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 621,076
5,475,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .500 10/01/54 5,721,530
15,405,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
4 .000 07/01/41 13,935,367
16,705,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5 .000 07/01/46 15,929,930
200,000 Livingston County Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Nicholas H. Noyes Hospital, Series
2005
6 .000 07/01/30 200,296
3,975,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series
2013A
5 .000 12/01/42 3,901,156
8,925,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester General Hospital Project, Series 2017
5 .000 12/01/46 8,832,260
4,000,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Rochester Regional Health Project, Series 2020A
4 .000 12/01/46 3,420,134
1,765,000 New York State Dormitory Authority, Revenue Bonds, Memorial
Sloan-Kettering Cancer Center Series 2025-I
5 .250 07/01/54 1,823,234
28,805,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016
5 .000 11/01/46 25,835,798
665,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023
6 .250 11/01/52 710,254
TOTAL HEALTH CARE 246,701,055
HOUSING/MULTIFAMILY - 1.2% (0.7% of Total Investments)
3,450,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A
4 .750 11/01/54 3,360,830
3,430,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-1-A
4 .850 11/01/59 3,343,889
3,900,000 (a) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class F
Series 2024
5 .250 12/15/31 3,965,388
TOTAL HOUSING/MULTIFAMILY 10,670,107
INDUSTRIALS - 3.5% (2.0% of Total Investments)
31,530,000 (a) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 30,668,011
2,000,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding Green
Series 2022A-CL2
3 .250 09/15/52 1,391,061
120,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding Green
Series 2022A-CL2
3 .500 09/15/52 90,539
TOTAL INDUSTRIALS 32,149,611
LONG-TERM CARE - 0.1% (0.1% of Total Investments)
1,000,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Ann's Community Project, Series 2019
5 .000 01/01/40 922,424
TOTAL LONG-TERM CARE 922,424
TAX OBLIGATION/GENERAL - 7.5% (4.3% of Total Investments)
10,000,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2018B - AGM Insured
5 .000 07/01/45 10,131,144
3,905,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2021A - AGM Insured
4 .000 04/01/51 3,420,321
5,030,000 Nassau County, New York, General Obligation Bonds, General
Improvment Series 2016C
5 .000 04/01/33 5,074,213
5,000 New York City, New York, General Obligation Bonds, Fiscal 2013
Series F-1
5 .000 03/01/29 5,007

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 7,560,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series B-1
5 .250% 10/01/32 $ 7,866,318
4,525,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series E-1
5 .000 03/01/40 4,598,189
6,830,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series F-1
5 .000 04/01/40 6,943,683
1,500,000 New York City, New York, General Obligation Bonds, Fiscal 2020
Series A-1
5 .000 08/01/43 1,525,618
5,890,000 New York City, New York, General Obligation Bonds, Fiscal 2020
Series A-1
4 .000 08/01/44 5,246,146
6,500,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series C
5 .000 08/01/38 6,787,979
5,000,000 New York City, New York, General Obligation Bonds, Fiscal 2021
Series F-1
5 .000 03/01/44 5,102,126
6,425,000 New York City, New York, General Obligation Bonds, Fiscal 2024
Series C
5 .250 03/01/53 6,642,800
4,344,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 3,724,612
730,000 Rochester, New York, General Obligation Bonds, Series 1999 -
NPFG Insured
5 .250 10/01/25 735,741
725,000 Rochester, New York, General Obligation Bonds, Series 1999 -
NPFG Insured
5 .250 10/01/26 748,675
TOTAL TAX OBLIGATION/GENERAL 68,552,572
TAX OBLIGATION/LIMITED - 49.0% (28.4% of Total Investments)
25,000,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2023A
5 .000 11/01/48 25,758,405
105,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2009A - AGC Insured
5 .625 10/01/29 105,223
20,910,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2024A
4 .000 03/15/54 17,872,808
13,805,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Bidding Group 5
Series 2021E
4 .000 03/15/48 11,928,924
1,960,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2021A
5 .000 03/15/49 1,983,180
12,560,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2015B. Group A,B&C
5 .000 03/15/45 12,573,970
1,400,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A Group C
5 .000 03/15/41 1,416,209
17,510,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A
5 .000 03/15/40 17,758,329
10,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018C
4 .000 03/15/45 8,896,964
5,045,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/27 5,077,383
6,490,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/39 6,391,874
1,080,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Green Fiscal 2022 Series A
4 .000 02/15/36 1,085,822
1,115,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/34 1,141,366
3,500,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/36 3,570,005
5,285,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/39 5,356,231
13,275,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A
5 .000 02/15/45 13,300,913
8,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Climate Bond Certified, Green Series 2017B-1
4 .000 11/15/52 6,964,483
1,520,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Green Series 2024A
4 .000 11/15/51 1,339,739
20,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Green Series 2024B-1
4 .000 11/15/54 17,399,424

Portfolio of Investments May 31, 2025
(continued)
NRK

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 10,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Series 2022A
4 .000% 11/15/42 $ 9,254,224
10,000,000 Metropolitan Transportation Authority, New York, Dedicated Tax
Fund Bonds, Series 2022A
4 .000 11/15/52 8,774,367
3,675,000 Monroe County Industrial Development Agency, New York,
School Facility Revenue Bonds, Rochester Schools Modernization
Project, Series 2013
5 .000 05/01/28 3,679,801
5,000,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal 2018, Series 2017S-3
5 .000 07/15/43 5,058,411
7,945,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal Series 2016S-1
5 .000 07/15/35 8,017,214
7,500,000 New York City Transitional Finance Authority, New York, Building
Aid Revenue Bonds, Fiscal Series 2016S-1
4 .000 07/15/40 6,956,277
5,400,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2016 Series B-1
5 .000 11/01/33 5,423,438
4,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1
5 .000 05/01/40 4,016,222
8,100,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1
4 .000 08/01/41 7,450,335
1,375,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5 .000 02/01/39 1,388,617
5,625,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5 .000 02/01/43 5,655,813
7,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Subseries C-1
4 .000 11/01/42 6,941,399
8,065,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries B-1
4 .000 08/01/45 7,213,509
14,120,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1
4 .000 02/01/51 12,417,172
18,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024C
5 .250 05/01/48 18,669,157
10,000,000 New York City, New York, Educational Construction Fund
Revenue Bonds, Series 2021B
5 .000 04/01/46 10,282,127
3,960,000 New York City, New York, Educational Construction Fund
Revenue Bonds, Series 2021B
5 .000 04/01/52 4,046,747
9,980,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2019A
4 .000 03/15/49 8,611,354
21,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A
4 .125 03/15/52 18,372,862
10,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
5 .000 03/15/55 10,065,355
7,500,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
5 .000 03/15/47 7,578,177
6,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 1,926,206
90,206,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 21,295,427
52,180,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 49,026,011
3,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 3,268,352
3,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 2,798,419
259,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 224,436
5,140,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
4 .500 05/15/47 4,982,708
8,425,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021B-1
4 .000 05/15/56 7,041,834
9,600,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Subseries 2021A-1
5 .000 05/15/51 9,696,000
1,325,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C
4 .125 05/15/52 1,144,915
10,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C
5 .250 05/15/52 10,299,945

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 10,000,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2024A-1
4 .000% 05/15/54 $ 8,489,224
TOTAL TAX OBLIGATION/LIMITED 449,987,307
TRANSPORTATION - 19.6% (11.4% of Total Investments)
1,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2017A-1
5 .250 11/15/57 1,508,698
7,775,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
5 .000 11/15/50 7,719,578
19,315,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
5 .250 11/15/55 19,605,708
10,135,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Refunding Series 2024A
5 .500 11/15/47 10,656,369
2,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Series 2016B
5 .000 11/15/37 2,522,208
5,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2015D-1
5 .000 11/15/35 5,004,508
1,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2015F
5 .000 11/15/35 1,501,352
2,500,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2017D
5 .000 11/15/32 2,579,063
2,440,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2016C-1
5 .000 11/15/39 2,447,044
2,500,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, Secured by Port Authority Consolidated Bonds,
Refunding Series 1WTC-2021 - BAM Insured
4 .000 02/15/43 2,269,888
20,780,000 New York State Thruway Authority, General Revenue Bonds,
Maturity Group 1 Series 2021O
4 .000 01/01/46 18,562,383
2,280,000 New York State Thruway Authority, General Revenue Bonds,
Series 2020N
4 .000 01/01/43 2,080,942
5,720,000 New York State Thruway Authority, General Revenue Bonds,
Series 2020N
4 .000 01/01/45 5,091,634
8,940,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A
5 .000 01/01/41 8,965,128
485,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A
5 .000 01/01/51 485,206
8,200,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A
5 .250 01/01/56 8,158,297
9,355,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2019B
4 .000 01/01/50 8,064,507
1,175,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5 .000 12/01/32 1,254,585
3,750,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
5 .000 12/01/34 3,967,023
3,465,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4 .000 12/01/39 3,217,452
1,800,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4 .000 12/01/40 1,655,657
1,515,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eleventh Series 2018
4 .000 09/01/43 1,376,199
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eleventh Series 2018
5 .000 09/01/48 1,009,025
1,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fifth Series 2017
5 .000 11/15/47 1,006,440
7,495,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty-Fourth Series 2024
5 .000 07/15/54 7,653,051
6,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirteenth Series 2019
5 .000 09/01/37 6,269,074

Portfolio of Investments May 31, 2025
(continued)
NRK

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 11,500,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Refunding
Series 2017B
5 .000% 11/15/38 $ 11,643,004
7,715,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018A
5 .000 11/15/43 7,770,685
9,000,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2019A
5 .000 11/15/49 9,092,276
16,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2021A
4 .000 11/15/56 13,587,203
3,610,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2021A
5 .000 11/15/56 3,620,332
TOTAL TRANSPORTATION 180,344,519
U.S. GUARANTEED - 2.7% (1.6% of Total Investments) (c)
1,625,000 Dormitory Authority of the State of New York, Lease Revenue
Bonds, State University Dormitory Facilities, Series 2017A, (Pre-
refunded 7/01/27)
5 .000 07/01/46 1,698,712
4,020,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2015E, (Pre-
refunded 9/15/25)
5 .000 03/15/26 4,044,377
5,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019A,
(Pre-refunded 3/15/29)
4 .000 03/15/49 5,176
15,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019A,
(Pre-refunded 3/15/29)
4 .000 03/15/49 15,529
7,190,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A, (ETM)
0 .000 06/01/26 6,979,826
12,810,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A, (ETM)
0 .000 06/01/26 12,435,546
TOTAL U.S. GUARANTEED 25,179,166
UTILITIES - 23.2% (13.5% of Total Investments)
4,825,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E
5 .000 09/01/53 4,882,905
8,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A - AGM Insured
0 .000 06/01/25 8,000,000
10,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A - AGM Insured
0 .000 06/01/27 9,348,974
15,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A - AGM Insured
0 .000 06/01/28 13,510,296
10,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2000A - AGM Insured
0 .000 06/01/29 8,659,737
520,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2016B
5 .000 09/01/46 521,096
1,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5 .000 09/01/47 992,936
5,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5 .000 09/01/38 5,150,085
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2017 Series DD
5 .000 06/15/47 5,008,254
2,990,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2017 Series DD
5 .250 06/15/47 3,012,462
5,035,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2018 Series CC-1
5 .000 06/15/48 5,080,230
4,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2018 Series EE
5 .000 06/15/39 4,011,929
21,815,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2018 Series EE
5 .000 06/15/40 22,229,409

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,225,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series DD-3
4 .000% 06/15/42 $ 1,127,851
2,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series EE
4 .000 06/15/42 1,841,389
3,085,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series GG-1
5 .000 06/15/50 3,118,984
2,500,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2021 Series AA-2
4 .000 06/15/42 2,308,486
2,925,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2021 Series CC-1
5 .000 06/15/51 2,960,419
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2022 Series AA-1
4 .000 06/15/51 4,264,851
6,855,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series AA-1, (UB)
5 .250 06/15/52 7,074,605
32,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2024 Series BB-2
4 .000 06/15/45 28,841,632
3,710,000 New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds, New
York City Municipal Water Finance Authority Projects, Second
Resolution Subordinated SRF Series 2015A
5 .000 06/15/40 3,713,935
14,430,000 New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds, New
York City Municipal Water Finance Authority Projects-Second
Resolution Bonds, Subordinated SRF Series 2017A
5 .000 06/15/46 14,529,229
5,000,000 New York State Environmental Facilities Corporation, State
Revolving Funds Revenue Bonds, 2010 Master Financing
Program, Green Series 2019A
5 .000 02/15/49 5,081,350
3,000,000 New York State Environmental Facilities Corporation, State
Revolving Funds Revenue Bonds, Green Series 2022B
5 .250 09/15/52 3,134,057
11,440,000 New York State Power Authority, General Revenue Bonds, Series
2020A
4 .000 11/15/50 9,927,180
9,000,000 New York State Power Authority, General Revenue Bonds, Series
2020A
4 .000 11/15/55 7,615,669
2,955,000 New York State Power Authority, General Revenue Bonds, Series
2020A
4 .000 11/15/60 2,469,215
9,085,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .000 11/15/53 9,190,174
3,190,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 3,027,002
3,205,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/37 3,242,651
810,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Refunding Series 2015
5 .000 12/15/33 814,808
5,000,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Refunding Series 2015
5 .000 12/15/36 5,021,759
2,450,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2016B
5 .000 12/15/34 2,493,937
1,000,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2017
5 .000 12/15/38 1,021,511
TOTAL UTILITIES 213,229,007
TOTAL MUNICIPAL BONDS
(Cost $1,608,431,622) 1,556,663,447
TOTAL LONG-TERM INVESTMENTS
(Cost $1,608,431,622) 1,556,663,447

Portfolio of Investments May 31, 2025
(continued)
NRK

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.8% (1.6% of Total Investments)
X 26,000,000 MUNICIPAL BONDS - 2.8%  (1.6% of Total Investments) X –
TAX OBLIGATION/GENERAL - 2.8% (1.6% of Total Investments)
$ 26,000,000 (d),(e) New York City, New York, General Obligation Bonds, Fiscal 2017
Taxable Series A-4
3 .000% 08/01/44 $ 26,000,000
TOTAL TAX OBLIGATION/GENERAL 26,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,000,000) 26,000,000
TOTAL INVESTMENTS - 172.4%
(Cost $1,634,431,622) 1,582,663,447
BORROWINGS - (0.2)% (f) (1,600,000)
FLOATING RATE OBLIGATIONS - (1.5)%   (13,480,000)
MFP SHARES, NET - (8.7)% (g) (79,630,316)
VRDP SHARES, NET - (63.4)% (h) (582,345,910)
OTHER ASSETS & LIABILITIES, NET - 1.4% 12,333,415
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 917,940,636
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $89,162,078 or 5.6% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(f) Borrowings as a percentage of Total Investments is 0.1%.
(g) MFP Shares, Net as a percentage of Total Investments is 5.0%.
(h) VRDP Shares, Net as a percentage of Total Investments is 36.8%.

NRK
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,556,663,447 $ – $ 1,556,663,447
Short-Term Investments:
Municipal Bonds – 26,000,000 – 26,000,000
Total $ – $ 1,582,663,447 $ – $ 1,582,663,447